Other current assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets [Abstract]
Reimbursable amounts due from customers	$ 18.5	$ 19.8
Mobilization revenue receivable - short-term	42.0	16.6
Favorable contracts to be amortized - short-term	40.5	0
Deferred charges – short term portion	7.6	7.7
Prepaid expenses	11.2	10.1
Other	18.6	0.5
Total other current assets	$ 138.4	$ 54.7